Expense Example - FidelitySeriesLargeCapValueIndexFund-PRO - FidelitySeriesLargeCapValueIndexFund-PRO - Fidelity Series Large Cap Value Index Fund - Fidelity Series Large Cap Value Index Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none